Loans and Advances - Reconciliation of Allowance for Loan Losses (Detail) - Allowance for loan losses [member] - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		¥ 979,000	¥ 864,114
Provision (credit) for loan losses		114,194	129,983
Charge-offs	[1]	110,103	91,512
Recoveries		10,438	8,049
Net charge-offs		99,665	83,463
Others	[2]	(11,875)	38,997
Allowance for loan losses at end of period		981,654	949,631
12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		196,325	187,455
Net transfers between stages		(4,967)	(1,301)
Provision (credit) for loan losses		38,391	12,665
Others	[2]	18	7,235
Allowance for loan losses at end of period		229,767	206,054
Lifetime ECL not credit impaired [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		257,542	240,494
Net transfers between stages		(8,002)	(9,373)
Provision (credit) for loan losses		(11,067)	18,250
Others	[2]	(3,337)	8,117
Allowance for loan losses at end of period		235,136	257,488
Lifetime ECL credit impaired [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		525,133	436,165
Net transfers between stages		12,969	10,674
Provision (credit) for loan losses		86,870	99,068
Charge-offs	[1]	110,103	91,512
Recoveries		10,438	8,049
Net charge-offs		99,665	83,463
Others	[2]	(8,556)	23,645
Allowance for loan losses at end of period		¥ 516,751	¥ 486,089

[1]	Charge-offs consist of the reduction of the allowance through the sales of loans and write-offs.
[2]	Others mainly include foreign exchange translations for the six months ended September 30, 2024 and 2023.